[SHIP LOGO VANGUARD/(R)/]


VANGUARD/(R)/ FIXED INCOME SECURITIES FUNDS

VANGUARD INFLATION-PROTECTED SECURITIES FUND



SUPPLEMENT TO THE PROSPECTUS DATED MAY 31, 2007

As of November 13, 2007, Vanguard Inflation-Protected Securities Fund is no longer offered through the Vanguard Fixed Income Securities Funds' Trust; instead, it reorganized and is now offered through Vanguard Bond Index Funds' Trust.


(C) 2007 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                      PSA119 112007


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                                                       [SHIP LOGO VANGUARD/(R)/]


VANGUARD/(R)/ FIXED INCOME SECURITIES FUNDS

VANGUARD INFLATION-PROTECTED SECURITIES FUND



SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 31, 2007


As of November 13, 2007, Vanguard Inflation-Protected Securities Fund is no longer offered through the Vanguard Fixed Income Securities Funds' Trust; instead, it reorganized and is now offered through Vanguard Bond Index Funds' Trust.


All references to Vanguard Inflation-Protected Securities Fund in the Vanguard Fixed Income Securities Funds' Statement of Additional Information are no longer applicable.









(C)2007 The Vanguard Group, Inc. All rights reserved.
 Vanguard Marketing Corporation, Distributor.                  SAIS028 112007

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